Related Party Transactions - Schedule of Name of Related Parties and Relationship (Details)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Mrs. Qi Xiaoyu [Member]
Schedule of Name of Related Parties and Relationship [Line Items]
Relationship	Shareholder of the Company	Shareholder of the Company
Mr. Fuyunishiki Ryo [Member]
Schedule of Name of Related Parties and Relationship [Line Items]
Relationship	Director and shareholder of the Company	Director and shareholder of the Company
Mr. Wu Zhihua [Member]
Schedule of Name of Related Parties and Relationship [Line Items]
Relationship	Director, former CEO, chairman of the Board and shareholder of the Company	Director, CEO and shareholder of the Company
Ms. Wu Shunyu [Member]
Schedule of Name of Related Parties and Relationship [Line Items]
Relationship	Department head of Digital Marketing Sales	Department head of Digital Marketing Sales
Hermann Limited [Member]
Schedule of Name of Related Parties and Relationship [Line Items]
Relationship	Shareholder of the Company
Smart Bloom Global Limited [Member]
Schedule of Name of Related Parties and Relationship [Line Items]
Relationship	Shareholder of the Company, owned by Wu Zhihua